Note 24 - Employee Benefits (Details) - Funded Status of Other Benefit Plans: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Note 24 - Employee Benefits (Details) - Funded Status of Other Benefit Plans: [Line Items]
Funded status – under at end of year	$ 7,551
Actuarial (gain) loss	35,280	83,374
Other Benefit Plans [Member]
Note 24 - Employee Benefits (Details) - Funded Status of Other Benefit Plans: [Line Items]
Projected benefit obligation	16,314	14,328
Funded status – under at end of year	(15,219)	(16,314)
Service cost	199	186
Interest cost	627	697
Benefits paid	(789)	(671)
Actuarial (gain) loss	(396)	1,795
Plan amendment	(61)
Foreign currency exchange rate changes	(675)	(21)
Projected benefit obligation	$ 15,219	$ 16,314